Impairment loss on financial instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment loss on financial instruments, net
Gain (loss) on derivative financial instruments and changes in foreign currency, net	$ 672	$ (1,226)	$ (437)
(Loss) gain on financial instruments at fair value through profit or loss	(2,258)	648	(732)
Realized gain on sale of a financial instruments at FVOCI	186	194	249
Gain (loss) on sale of loans	21	(625)	181
Loss on Financial Instruments	$ (1,379)	$ (1,009)	$ (739)